COMMITMENTS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
2025	$ 31,223
2026	12,805
2027	6,650
2028	9,890
2029	841
Thereafter	9,853
Total commitments	71,262
Environmental Remediatio
Other Commitments [Line Items]
2025	4,283
2026	763
2027	437
2028	274
2029	228
Thereafter	1,908
Total commitments	7,893
Real Estate Projects
Other Commitments [Line Items]
2025	25,668
2026	11,382
2027	5,901
2028	9,545
2029	537
Thereafter	7,505
Total commitments	60,538
Commitments
Other Commitments [Line Items]
2025	1,272
2026	660
2027	312
2028	71
2029	76
Thereafter	440
Total commitments	$ 2,831